--------------------------------------------------------------------------------
MEMORIAL FUNDS

GOVERNMENT BOND FUND
CORPORATE BOND FUND
GROWTH EQUITY FUND
VALUE EQUITY FUND

DECEMBER 31, 2000                                                  ANNUAL REPORT
--------------------------------------------------------------------------------

Dear Memorial Funds Shareholder:

The year 2000 was a year of change for the Memorial Funds, one marked by strong relative performance by all of the Funds, with 3 of the 4 Funds outperforming their respective indexes for the one-year period ended December 31, 2000. The volatility that affected the U.S. economy, including both the stock and bond markets, also manifested itself in the Memorial Funds family.

Once again, the investment performance of the Funds - all Funds - was very good based on the variables that each of the managers had to face. The Corporate Bond, Growth Equity and Value Equity Funds all had better performance than their respective indexes for the one-year period ended December 31, 2000. The Government Bond Fund, one of the most conservative funds within its Lipper, Inc. category, achieved a very respectable level of performance, only slightly trailing its benchmark for the year.

Several significant changes occurred in the Memorial Funds family during the year 2000 that should have an immediate impact on each Fund:

1. The sub-adviser of the Value Equity Fund changed from Beutel, Goodman Capital Management to PPM America, Inc. on April 1, 2000 and the results for the last nine-months were outstanding. The Fund had positive performance of 10.99% versus the S&P 500/Barra Value Index performance of 5.83%
2. The sub-adviser of the Corporate Bond Fund changed to American General Investment Management, L.P., effective January 1, 2001. American General is one of the most dynamic insurance operations in the U.S. and has been historically one of the most innovative investment managers in the investment arena. For the year, the Fund had a positive return of 10.02% versus the Lehman Brothers U.S. Credit Index of 9.39%.
3. Memorial Investment Advisors, Inc. replaced Forum Investment Advisors, LLC as the Funds' investment adviser, effective January 1, 2001.
4. The investment policies of the Government Bond Fund changed in September 2000 so that under normal circumstances 100% of the Fund's holdings will be US Government securities (as opposed to 90% under the former guidelines). This means that this Fund is one of the most conservative funds in its respective category.
5. Based upon the Growth Equity Fund's past performance, we listed the Fund on the Schwab One-Source No Transaction Fee Network. It is expected that this listing should lead to a much wider marketing base.

The second and third of these changes are subject to approval in a special shareholder meeting that will occur prior to May 1, 2001. We believe these changes will be positive for the Funds.

If you have any questions or would like additional information about our Funds, please call Forum Shareholder Services, LLC, the Funds' transfer agent at (888) 263-5593. On behalf of the Board of Trustees of the Memorial Funds, I would like to thank all of you who have supported us. We remain committed to meeting your needs for many years to come.

Sincerely,

/s/ Christopher W. Hamm

Christopher W. Hamm
President, Memorial Funds

                                TABLE OF CONTENTS


                                                                            Page

INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA............................   1

FINANCIAL STATEMENTS OF THE MEMORIAL FUNDS
Schedules of Investments:
    Government Bond Fund....................................................   5
    Corporate Bond Fund.....................................................   6
    Growth Equity Fund......................................................   8
    Value Equity Fund.......................................................  10
Notes to Schedules of Investments...........................................  12
Statements of Assets and Liabilities........................................  13
Statements of Operations....................................................  14
Statements of Changes in Net Assets.........................................  15
Financial Highlights........................................................  17
Notes to Financial Statements...............................................  20
Independent Auditors' Report................................................  25

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA
DECEMBER 31, 2000
--------------------------------------------------------------------------------
THE YEAR IN REVIEW - 2000

If we had attempted to list the 10 major events of the year 2000 a year ago, the only one that would have been obvious would have been the inverted yield curve in the U.S. fixed income markets. This inversion was caused by the very positive surplus in the U.S. Treasury and the benefit of significant deficit reduction through the repurchase by the U.S. Treasury of the most expensive debt in the longer maturity Treasury market. The other 9 listed items are just some of the major events that each of the Fund managers had to adjust to in their respective Funds as the year progressed.

A VIEW OF THE MAJOR EVENTS OF 2000

1. The Post-Presidential Election Crisis       6.  Growing rate of bankruptcies
2. The technology stocks crash                 7.  Attack on Microsoft
3. The European economic malaise               8.  Natural Gas crisis
4. Reappearance of deadly terrorism            9.  Utility crisis
5. The inverted yield curve                    10. Middle East turmoil

In the retrospective look at the Memorial Funds family - the results were very good considering the market turbulence caused by each of the major and many Fund specific events that each Fund manager had to cope with to achieve their rather respectable results.

The stock and bond markets were each affected by the major events of 2000 and the residual effects of these events will continue into 2001. The economy continues to slow and despite the 1% rate cut by the Federal Reserve in January
- the talk of a recession continues and consumer confidence is at its lowest point in over 5 years. In addition, earning reports and significant employee layoffs continue to dominate the investment news. Finally, the cost of fuel, both oil and gas, continues at levels that will effect all phases of the economy, further exacerbated by the turmoil in the Middle East.

The Government Bond Fund had a significant internal change in September 2000 with the alteration of the investment guidelines from 90% to 100% invested in U.S. Government securities. This will make the fund one of the most conservative in its class. The sub-adviser to the Fund, Northern Trust Investments, Inc. ("Northern Trust") was very successful in managing the Fund with an inverted yield curve and surplus related Treasury buybacks of Treasury securities during the entire year. As stated by Mr. Monty Memler of Northern Trust, "this is a shift in the supply/demand dynamics between Treasuries and other sectors of the market led to across the board underperformance in non-Treasury sectors." The sub-adviser went on to say that "the decline of Treasury rates in the past year led to generous absolute returns for the Fund and its benchmark." Based on the outlook for 2001, Mr. Memler commented, "We will continue to maintain fairly neutral duration and yield curve exposures."

The Corporate Bond Fund also had a significant alteration with the manager being changed on January 1, 2001, to American General Investment Management, L.P. ("American General"). The Fund had good performance under the difficult economic conditions but a change was implemented because American General is recognized as one of the most innovative and reputable investment programs in the investment arena. The Fund's new portfolio manager, Mr. Albert Gutierrez stated


                                       1                          Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

that "the continual flow of earnings disappointments throughout the year, coupled with the Federal Open Market Committee's increase in short term interest rates, led to the worst performance by the corporate bond market in almost a decade, with a return almost 4% less than comparable Treasury securities. The driving forces behind the poor corporate bond market performance were: 1) a slowing economy, and 2) an inverted yield curve." Based on the current economic outlook the Fund's portfolio manager had the following thoughts on the coming year, "the portfolio will at first look toward a more defensive posture waiting for opportunities to appear in the more economically sensitive areas."

The stock market, for growth oriented investors, had a very difficult year based on interest rates and all of the significant identified economic factors. Despite those events, the Growth Equity Fund was able to provide creditable performance versus the S&P 500 Index. As commented by Mr. Patrick Clegg of Davis Hamilton Jackson & Associates, L.P., the sub-adviser to the Fund, " the fourth quarter witnessed a much more material slowdown in the economy than we had modeled entering the period. This pulled current and forward earnings estimates below our already pessimistic forecasts, and also caused a large change in expectations for interest rates." He went on to say that "after 5 consecutive years of relative out performance, growth funds were trumped by value for the year." The Fund did not have a significant exposure to utilities and financials because historically these sectors are primarily composed of value holdings. The Fund did have better than index performance according to Mr. Clegg because "the Fund's exposures to midcap stocks helped push the relative return above the S&P 500."

The Value Equity Fund management was changed in the second quarter of 2000 to PPM America, Inc. ("PPM") and the results have been very positive for the year. The Fund was up 6.20% versus the S&P Barra Value Index of 6.08%. PPM, according to its portfolio manager Mr. Rick Brody, "adheres to an actual "true value" approach to investing which seeks to generate outstanding long-term returns while maintaining a reasonable risk profile." This philosophy did well with the nine-month performance of the fund at 10.99 % versus 5.83% for the S&P 500 Barra Value Index. Mr. Brody, in discussions regarding the past year, stated management's belief that the Fund's "underweight position in the highly valued technology sector relative to the S&P 500 Index...played a key role in our outperformance, as the technology sector declined approximately 46% during the nine-month period of [PPM's] management of the Fund." The outlook for 2001 is highlighted by Mr. Brody, "We will continue to focus on identifying the best value ideas that have attractive fundamentals and can be purchased at a discount to the market."

No one can be sure what 2001 will bring to the investment markets but we are confident that each of the sub-advisers to the Funds, and their respective years of investment experience, will be utilized to guide each Fund to the best results the Memorial Funds can provide.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUNDS' MANAGEMENT AS OF DECEMBER 31, 2000, AND MAY NOT REFLECT THE VIEWS OF THE MANAGEMENT ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST
SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

                                       2                          Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

These charts reflect the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Government Bond Fund and Corporate Bond Fund, since each Fund's inception. The result is compared with a broad-based securities market index and may also include an industry focused index comparison. Changes in value of Lehman Brothers U.S. Government Bond Index and Lehman Brothers U.S. Credit Index are based on an inception date of 3/31/98. The total return of each Fund includes operating expenses that reduce returns, while the total return of each Index does not include expenses. The Lehman Brothers U.S. Government Bond Index is composed of all publically issued, non-convertible, domestic debt of the U.S. Government or any agency thereof. The Lehman Brothers U.S. Credit Index is composed of all publically issued, fixed rate, non-convertible investment grade debt registered under the Securities Act of 1933. Each Fund is professionally managed while each Index is unmanaged and is not available for investment. Investment return and principal value of an investment in each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. During the period certain fees and expenses were waived, otherwise total return would have been lower.

PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

              GOVERNMENT BOND FUND VS.                                CORPORATE BOND FUND VS.
     LEHMAN BROTHERS U.S. GOVERNMENT BOND INDEX                  LEHMAN BROTHERS U.S. CREDIT INDEX

AVERAGE ANNUAL TOTAL RETURN ON 12/31/2000                    AVERAGE ANNUAL TOTAL RETURN ON 12/31/2000
-----------------------------------------                    -----------------------------------------
One year                                      12.12 %        One year                                    10.02 %
Since Inception on 3/30/1998:                  6.24 %        Since Inception on 3/25/1998:                5.57 %

INVESTMENT VALUE ON 12/31/2000                               INVESTMENT VALUE ON 12/31/2000
------------------------------                               ------------------------------
Government Bond Fund:                         $11,814        Corporate Bond Fund:                        $11,619
Lehman Brothers U.S. Government Bond Index:   $11,982        Lehman Brothers U.S. Credit Index:          $11,469

           GOVERNMENT BOND FUND           LEHMAN BROTHERS
                                    U.S. GOVERNMENT BOND INDEX
 3/30/98          10,000                       10,000
 4/30/98          10,042                       10,045
 5/31/98          10,137                       10,148
 6/30/98          10,261                       10,264
 7/31/98          10,267                       10,279
 8/31/98          10,525                       10,547
 9/30/98          10,814                       10,831
10/31/98          10,726                       10,794
11/30/98          10,770                       10,798
12/31/98          10,795                       10,822
 1/31/99          10,872                       10,885
 2/28/99          10,618                       10,626
 3/31/99          10,654                       10,668
 4/30/99          10,678                       10,692
 5/31/99          10,585                       10,598
 6/30/99          10,545                       10,577
 7/31/99          10,506                       10,561
 8/31/99          10,498                       10,561
 9/30/99          10,599                       10,647
10/31/99          10,624                       10,664
11/30/99          10,613                       10,649
12/31/99          10,537                       10,580
 1/31/00          10,529                       10,595
 2/29/00          10,676                       10,746
 3/31/00          10,836                       10,935
 4/30/00          10,807                       10,904
 5/31/00          10,800                       10,911
 6/30/00          10,986                       11,106
 7/31/00          11,095                       11,213
 8/31/00          11,249                       11,379
 9/30/00          11,289                       11,412
10/31/00          11,374                       11,521
11/30/00          11,587                       11,747
12/31/00          11,814                       11,982

           CORPORATE BOND FUND      LEHMAN BROTHERS
                                   U.S. CREDIT INDEX
 3/25/98          10,000                 10,000
 4/30/98          10,049                 10,063
 5/31/98          10,163                 10,183
 6/30/98          10,280                 10,258
 7/31/98          10,289                 10,248
 8/31/98          10,481                 10,296
 9/30/98          10,694                 10,630
10/31/98          10,592                 10,466
11/30/98          10,695                 10,663
12/31/98          10,751                 10,694
 1/31/99          10,844                 10,800
 2/28/99          10,613                 10,543
 3/31/99          10,677                 10,618
 4/30/99          10,705                 10,649
 5/31/99          10,584                 10,507
 6/30/99          10,539                 10,452
 7/31/99          10,525                 10,394
 8/31/99          10,511                 10,369
 9/30/99          10,610                 10,481
10/31/99          10,608                 10,530
11/30/99          10,617                 10,541
12/31/99          10,561                 10,485
 1/31/00          10,525                 10,448
 2/29/00          10,639                 10,545
 3/31/00          10,811                 10,635
 4/30/00          10,741                 10,541
 5/31/00          10,620                 10,502
 6/30/00          10,874                 10,766
 7/31/00          10,991                 10,896
 8/31/00          11,114                 11,038
 9/30/00          11,197                 11,096
10/31/00          11,236                 11,107
11/30/00          11,419                 11,251
12/31/00          11,619                 11,469

                                       3                          Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONCLUDED)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

These charts reflect the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Growth Equity Fund and Value Equity Fund, since each Fund's inception. The result is compared with a broad-based securities market index and may also include an industry focused index comparison. The Standard & Poor's 500 Index ("S&P 500 Index") is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The Russell 1000 Growth Index tracks stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. While both the S&P 500 Index and the Russell 1000 Growth Index are shown, the subadviser believes that the S&P 500 Index more accurately represents the Growth Equity Fund's industry diversification, capitalization range and risk characteristics. The S&P 500/Barra Value Index tracks stocks in the S&P 500 Index with lower price-to-book ratios. The Russell 1000 Value Index tracks stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. While both the S&P 500/Barra Value Index and the Russell 1000 Value Index are shown, the subadviser believes that the S&P 500/Barra Value Index more accurately represents the Value Equity Fund's industry diversification, capitalization range and risk characteristics. The total return of each Fund includes operating expenses that reduce returns, while the total return of each Index does not include expenses. Each Fund is professionally managed while each Index is unmanaged and is not available for investment. Investment return and principal value of an investment in each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. During the period certain fees and expenses were waived, otherwise total return would have been lower.

Performance information presented here represents only past performance and does not necessarily indicate future results.

         GROWTH EQUITY FUND VS.                                       VALUE EQUITY FUND VS.
      RUSSELL 1000 GROWTH INDEX AND                                RUSSELL 1000 VALUE INDEX AND
            S&P 500 INDEX                                            S&P 500/BARRA VALUE INDEX

AVERAGE ANNUAL TOTAL RETURN ON 12/31/2000                    AVERAGE ANNUAL TOTAL RETURN ON 12/31/2000
-----------------------------------------                    -----------------------------------------
One year                                      (5.66)%        One year                                     6.20 %
Since Inception on 3/30/1998:                 13.57 %        Since Inception on 3/30/1998:               (2.19)%

INVESTMENT VALUE ON 12/31/2000                               INVESTMENT VALUE ON 12/31/2000
------------------------------                               ------------------------------
Growth Equity Fund:                           $14,201        Value Equity Fund:                           $9,407
Russell 1000 Growth Index:                    $12,549        Russell 1000 Value Index:                   $11,978
S&P 500 Index:                                $12,519        S&P 500/Barra Value Index:                  $12,383

           GROWTH EQUITY FUND     RUSSELL 1000      S&P 500 INDEX
                                  GROWTH INDEX
 3/30/98         10,000              10,000             10,000
 4/30/98         10,070              10,225             10,184
 5/31/98          9,880               9,935             10,009
 6/30/98         10,581              10,543             10,415
 7/31/98         10,451              10,473             10,305
 8/31/98          9,111               8,901              8,816
 9/30/98          9,943               9,585              9,381
10/31/98         10,463              10,356             10,144
11/30/98         11,003              11,143             10,758
12/31/98         12,097              12,148             11,378
 1/31/99         12,970              12,861             11,853
 2/28/99         12,360              12,274             11,485
 3/31/99         12,911              12,920             11,945
 4/30/99         12,974              12,937             12,407
 5/31/99         12,648              12,539             12,115
 6/30/99         13,659              13,417             12,786
 7/31/99         13,143              12,991             12,387
 8/31/99         13,048              13,203             12,326
 9/30/99         12,942              12,926             11,989
10/31/99         13,723              13,902             12,747
11/30/99         14,006              14,652             13,006
12/31/99         15,053              16,176             13,772
 1/31/00         14,463              15,417             13,080
 2/29/00         15,246              16,171             12,832
 3/31/00         16,282              17,329             14,087
 4/30/00         15,776              16,504             13,663
 5/31/00         15,282              15,673             13,383
 6/30/00         15,944              16,861             13,713
 7/31/00         15,655              16,158             13,499
 8/31/00         16,607              17,621             14,337
 9/30/00         16,029              15,954             13,580
10/31/00         15,776              15,199             13,522
11/30/00         14,102              12,959             12,457
12/31/00         14,201              12,549             12,519

           VALUE EQUITY FUND     RUSSELL 1000     S&P 500/BARRA
                                 VALUE INDEX       VALUE INDEX
 3/30/98         10,000             10,000           10,000
 4/30/98         10,040             10,136           10,195
 5/31/98          9,640              9,986           10,051
 6/30/98          9,485             10,114           10,128
 7/31/98          8,874              9,935            9,908
 8/31/98          7,524              8,457            8,317
 9/30/98          8,108              8,942            8,823
10/31/98          8,790              9,635            9,513
11/30/98          8,830             10,084           10,008
12/31/98          9,224             10,427           10,358
 1/31/99          8,913             10,510           10,567
 2/28/99          8,632             10,362           10,341
 3/31/99          8,837             10,576           10,654
 4/30/99          9,802             11,564           11,574
 5/31/99          9,631             11,437           11,365
 6/30/99          9,794             11,769           11,801
 7/31/99          9,563             11,424           11,438
 8/31/99          9,220             11,000           11,148
 9/30/99          8,694             10,616           10,713
10/31/99          8,886             11,227           11,319
11/30/99          8,583             11,139           11,253
12/31/99          8,858             11,193           11,675
 1/31/00          8,392             10,828           11,304
 2/29/00          7,704             10,023           10,597
 3/31/00          8,476             11,246           11,701
 4/30/00          8,466             11,115           11,623
 5/31/00          8,577             11,232           11,659
 6/30/00          7,997             10,719           11,199
 7/31/00          7,936             10,853           11,423
 8/31/00          8,507             11,457           12,189
 9/30/00          8,529             11,562           12,186
10/31/00          9,021             11,846           12,413
11/30/00          8,703             11,406           11,778
12/31/00          9,407             11,978           12,383

                                       4                          Memorial Funds

----------------------------------------------------------------
GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
----------------------------------------------------------------
   FACE
  AMOUNT/                SECURITY
  SHARES                DESCRIPTION                    VALUE
----------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%
  2,500,000 FHLMC, Series 2080 PE, 6.00%, 11/15/21
            (cost $2,471,094)                       $ 2,489,412
                                                    -----------

GOVERNMENT AGENCY BONDS & NOTES - 33.4%
  1,000,000 FHLB, 5.25%, 4/25/02                        995,260
  3,950,000 FHLB, 6.88%, 7/18/02                      4,023,631
  1,250,000 FHLMC, 5.75%, 7/15/03                     1,255,378
  1,250,000 FHLMC, 6.63%, 9/15/09                     1,301,553
  1,250,000 FNMA, 5.63%, 3/15/01                      1,248,555
  1,000,000 FNMA, 5.38%, 3/15/02                        996,722
  1,200,000 FNMA, 5.63%, 5/14/04                      1,199,482
  2,500,000 FNMA, 5.75%, 6/15/05                      2,504,035
                                                    -----------

Total Government Agency Bonds & Notes
(cost $13,096,391)                                   13,524,616
                                                    -----------

MORTGAGE BACKED SECURITIES - 17.1%
  1,598,721 FHLMC, Gold Pool G00767, 7.50%, 8/1/27    1,625,947
  2,567,143 FNMA, Pool 440700, 6.00%, 11/1/28         2,486,154
  2,840,304 GNMA, Pool 476998, 6.50%, 7/15/29         2,811,889
                                                    -----------

Total Mortgage Backed Securities (cost $6,915,601)    6,923,990
                                                    -----------

U.S. TREASURY OBLIGATIONS - 37.6%
U.S. TREASURY BONDS - 24.8%
    700,000 7.50%, 11/15/16 #                           844,526
    750,000 7.13%, 2/15/23 #                            893,799
  6,425,000 6.00%, 2/15/26                            6,771,732
  1,375,000 6.38%, 8/15/27 #                          1,526,415
                                                    -----------

Total U.S. Treasury Bonds (cost $9,909,459)          10,036,472
                                                    -----------
U.S. TREASURY NOTES - 12.8%
    500,000 5.75%, 8/15/03                              507,579
    425,000 6.50%, 10/15/06 #                           453,721
  4,000,000 6.13%, 8/15/07 #                          4,212,188
                                                    -----------

Total U.S. Treasury Notes (cost $4,943,536)           5,173,488
                                                    -----------

Total U.S. Treasury Obligations (cost $14,852,995)   15,209,960
                                                    -----------


----------------------------------------------------------------
   FACE
  AMOUNT/                SECURITY
  SHARES                DESCRIPTION                    VALUE
----------------------------------------------------------------

SHORT-TERM HOLDINGS - 4.8%
  1,957,617 Merrimac U.S. Government Money Market
            Fund, 5.96% (cost $1,957,617)           $ 1,957,617
                                                    -----------

Total Investments (99.0%) (cost $39,293,698)        $40,105,595
                                                    -----------

Other Assets and Liabilities, Net (1.0%)                395,125
                                                    -----------

NET ASSETS - 100.0%                                 $40,500,720
                                                    ===========

See Notes to Schedules of Investments
And Notes to Financial Statements      5                          Memorial Funds

----------------------------------------------------------------
CORPORATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2000
----------------------------------------------------------------
   FACE
  AMOUNT/                SECURITY
  SHARES                DESCRIPTION                    VALUE
----------------------------------------------------------------

ASSET BACKED SECURITIES - 0.5%
    286,138 GNMA, Pool 504583, 7.50%,  10/15/28
            (cost $285,780)                         $   290,928
                                                    -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
    300,000 Commonwealth Edison Transitional Funding
            Trust, Series 1998-1A, 5.74%, 12/25/10      291,287
    701,296 FHLMC, 7.50%, 12/15/24                      707,353
    261,755 Money Store Home Equity Trust, Series
            1996-D A13, 6.63%, 9/15/14                  261,313
    175,255 Mortgage Index Amortizing Trust, Series
            1997-1 A1, 6.68%, 8/25/04                   174,105
    758,661 PNC Mortgage Securities Corp., Series
            1999-1 1A2, 6.25%, 2/25/29                  753,642
                                                    -----------

Total Collateralized Mortgage Obligations
(cost $2,199,821)                                     2,187,700
                                                    -----------

CORPORATE BONDS & NOTES - 66.4%
  2,600,000 AES Eastern Energy, 9.00%, 1/2/17         2,646,189
  3,000,000 AON Corp., 8.65%, 5/15/05                 3,212,164
    565,000 Associates Corp. of North America,
            5.60%, 1/15/01                              564,837
    962,873 Atlas Air, Inc., 7.20%, 1/2/19              941,868
  1,000,000 Choice Hotels International Corp.,
            7.13%, 5/1/08                               943,583
  1,500,000 Comerica Bank, 7.65%, 8/15/10             1,533,752
  1,250,000 Delta Air Lines, Inc., 7.57%, 11/18/10    1,320,231
  1,000,000 East Coast Power LLC, 7.54%, 6/30/17        941,634
  2,000,000 General Electric Global Insurance,
            6.45%, 3/1/2019                           1,855,002
  2,000,000 Household Finance Corp., VR, 6.13%,
            7/15/02                                   1,991,042
  1,800,000 Key Bank NA, 6.50%, 4/15/08               1,748,446
  1,275,000 Kinder Morgan Energy, 7.50%, 11/1/10      1,325,692
  3,000,000 Lehman Brothers Holdings, 6.63%, 12/27/02 3,004,570
  1,000,000 Nationwide Mutual, 6.50%, 2/15/04           994,357
    375,000 Noble Drilling Corp., 7.50%, 3/15/19        369,524
  1,375,000 Northrop-Grumman Corp., 9.38%, 10/15/24   1,439,626
  1,000,000 Puget Sound Energy, Inc., 7.00%, 3/9/29     926,835
    700,000 Reckson Operating Partnership, 7.40%,
            3/15/04                                     701,231
    815,041 Seabrook Station-Unit 1, 7.83%, 1/2/19      800,428
  3,000,000 Sears Roebuck Acceptance Corp.,
            6.12%, 12/13/2001                         3,000,994
    200,000 Shopko Stores, 6.50%, 8/15/03               127,008
  1,500,000 Suntrust Capital, 7.90%, 6/15/27          1,387,600


----------------------------------------------------------------
   FACE
  AMOUNT/                SECURITY
  SHARES                DESCRIPTION                    VALUE
----------------------------------------------------------------

  2,500,000 Tele-Communications, Inc., 9.80%,
            2/1/12                                  $ 2,908,886
  2,420,000 USX Corp., 8.50%, 3/1/23                  2,462,144
  3,000,000 WorldCom, Inc., 7.75%, 4/1/07             3,008,749
                                                    -----------

Total Corporate Bonds & Notes (cost $40,297,614)     40,156,392
                                                    -----------

MORTGAGE BACKED SECURITIES - 9.0%
     90,487 FHLMC, Pool C00910, 7.50%, 1/1/30            91,860
    666,724 FHLMC, Pool C32933, 7.50%, 11/1/29          676,840
  4,025,000 FHLMC, Pool C46007, 7.00%, 12/1/30        4,033,428
    217,481 FNMA, Pool 313873, 7.00%, 12/1/27           219,176
    205,446 FNMA, Pool 399774, 7.00%, 5/1/28            206,129
    227,743 FNMA, Pool 428152, 7.00%, 5/1/28            228,500
                                                    -----------

Total Mortgage Backed Securities (cost $5,452,932)    5,455,933
                                                    -----------

MUNICIPAL BONDS - 8.2%
    130,000 Denver, CO, Urban Renewal Authority, Tax
            Increment RV, Adams Mark Hotel,
            Series A, 6.37%, 9/1/02                     130,811
    815,000 Oklahoma County, OK, Finance Authority
            MFHR, Oakridge Village Apartments,
            Series A, 8.05%, 10/1/09                    849,686
    200,000 Reeves County, TX, Tax COP, 6.70%, 3/31/05  200,174
  2,000,000 Reeves County, TX, Tax COP, 7.25%,
            6/1/11                                    1,986,860
    250,000 Show Low, AZ, IDA Hospital RV,  Navapache
            Regional  Medical Center, Series B, ACA
            Insured, 6.50%, 12/1/02                     251,427
    290,000 Show Low, AZ, IDA Hospital RV, Navapache
            Regional Medical Center, Series B, ACA
            Insured, 6.60%, 12/1/03                     292,564
    225,000 St. Charles County, MO, Public Arena
            Authority Leasehold Taxable RV, Family
            Area Project, 6.54%, 9/15/05                228,872
  1,000,000 Wickliffe KY, Solid Waste Disposal
            Facilities RV, 144A, Westvaco Corp
            Project, 7.67%, 1/15/27*                    996,610
                                                    -----------

Total Municipal Bonds (cost $4,984,639)               4,937,004
                                                    -----------

PREFERRED STOCK - 1.7 %
     40,000 Lincoln National Capital, 6.40%,
            8/13/01 (cost $1,000,000)                 1,001,252
                                                    -----------

See Notes to Schedules of Investments
And Notes to Financial Statements      6                          Memorial Funds

----------------------------------------------------------------
CORPORATE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2000
----------------------------------------------------------------
   FACE
  AMOUNT/                SECURITY
  SHARES                DESCRIPTION                    VALUE
----------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 8.2%
    980,000 5.75%, 8/15/10  #                       $ 1,027,393
    490,000 6.88%, 8/15/25                              573,209
  3,110,000 6.13%, 8/15/29 #                          3,387,959
                                                    -----------

Total U.S. Treasury Obligations (cost $4,875,182)     4,988,561
                                                    -----------

SHORT-TERM INVESTMENTS - 2.5%
  1,400,000  Newell Co., 6.55%, 1/2/01                1,400,000
     99,988 Merrimac U.S. Government Money Market
            Fund, 5.95%                                  99,988
                                                    -----------

Total Short-Term Investments (cost $1,499,988)        1,499,988
                                                    -----------

Total Investments (100.1%) (cost $60,595,956)       $60,517,758
                                                    -----------

Other Assets and Liabilities, Net - (0.1%)              (63,724)
                                                    -----------

NET ASSETS - 100.0%                                 $60,454,034
                                                    ===========

See Notes to Schedules of Investments
And Notes to Financial Statements      7                          Memorial Funds

-----------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-----------------------------------------------------------------
   FACE
  AMOUNT/                SECURITY
  SHARES                DESCRIPTION                    VALUE
-----------------------------------------------------------------

COMMON STOCK - 93.0%
APPAREL & ACCESSORY STORES - 1.0%

     20,440 Intimate Brands, Inc.                   $   306,600
                                                    -----------

BUSINESS SERVICES - 11.4%
      5,100 Adobe Systems, Inc.                         296,756
      9,600 America Online, Inc. +                      334,080
      3,200 BEA Systems, Inc. +                         215,400
      2,000 Check Point Software Technologies Ltd. +    267,125
      2,800 Mercury Interactive Corp. +                 252,700
     14,200 Microsoft Corp. +  #                        617,700
     22,100 Oracle Corp. +                              642,281
     14,100 Robert Half International, Inc. +           373,650
     11,800 Sun Microsystems, Inc. +                    328,925
        900 VERITAS Software Corp. +                     78,750
                                                    -----------
                                                      3,407,367
                                                    -----------

CHEMICALS & ALLIED PRODUCTS - 10.1%
      9,100 Estee Lauder Cos., Inc.                     398,694
      4,800 Forest Laboratories, Inc. +                 637,800
      7,100 Merck & Co., Inc.                           664,737
      5,400 OM Group, Inc.                              294,975
     22,400 Pfizer, Inc.                              1,030,400
                                                    -----------
                                                      3,026,606
                                                    -----------

COMMUNICATIONS - 4.7%
      2,300 Amdocs Ltd. +                               152,375
     16,500 Broadwing, Inc. +                           376,406
      4,500 Clear Channel Communications, Inc. +        217,969
      1,300 Redback Networks, Inc. +                     53,300
     12,900 SBC Communications, Inc.                    615,975
                                                    -----------
                                                      1,416,025
                                                    -----------

DOMESTIC DEPOSITORY INSTITUTIONS  - 4.6%
     18,800 Citigroup, Inc.                             959,975
      7,700 Wells Fargo & Co.                           428,794
                                                    -----------
                                                      1,388,769
                                                    -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS - 10.0%
      8,000 ADC Telecommunications, Inc. +              145,000
      3,900 Emerson Electric Co.                        307,368
     27,000 General Electric Co.                      1,294,313


-----------------------------------------------------------------
   FACE
  AMOUNT/                SECURITY
  SHARES                DESCRIPTION                    VALUE
-----------------------------------------------------------------

     14,100 Intel Corp.                                 426,525
      4,200 Linear Technology Corp.                     194,250
      6,700 Nortel Networks Corp.                       214,819
      1,300 Sanmina Corp. +                              99,612
      6,300 Texas Instruments, Inc. #                   298,463
                                                    -----------
                                                      2,980,350
                                                    -----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
  RELATED SERVICES - 3.9%
     12,100 Paychex, Inc.                               588,362
      5,500 PerkinElmer, Inc.                           577,500
                                                    -----------
                                                      1,165,862
                                                    -----------

FOOD & KINDRED PRODUCTS - 4.1%
     12,500 Anheuser-Busch Cos., Inc.                   568,750
     13,600 PepsiCo, Inc.                               674,050
                                                    -----------
                                                      1,242,800
                                                    -----------

GENERAL MERCHANDISE STORES - 1.9%
     10,900 Wal-Mart Stores, Inc.                       579,063
                                                    -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
  EQUIPMENT - 10.0%
      4,000 Applied Materials, Inc. +                   152,750
     10,100 Baker Hughes, Inc.                          419,781
     15,500 Cisco Systems, Inc. +                       592,875
      4,300 Comverse Technology, Inc. +  #              467,088
      8,700 EMC Corp. +                                 578,550
      3,400 Minnesota Mining and Manufacturing Co.      409,700
     10,087 Symbol Technologies, Inc. #                 363,132
                                                    -----------
                                                      2,983,876
                                                    -----------

INSURANCE CARRIERS, AGENTS, BROKERS & SERVICE - 11.0%
     10,400 AFLAC, Inc.                                 750,750
      7,000 American International Group, Inc.          689,937
     10,200 Chubb Corp.                                 882,300
      5,000 Marsh & McLennan Cos., Inc.                 585,000
      5,000 Radian Group, Inc.                          375,313
                                                    -----------
                                                      3,283,300
                                                    -----------

MEASURING, ANALYZING, & CONTROLLING
  INSTRUMENTS; PHOTOGRPAHIC, MEDICAL &
  MEDICAL & OPTICAL GOODS - 3.5%
     12,900 Stryker Corp. #                             652,611
      4,700 Waters Corp. +                              392,450
                                                    -----------
                                                      1,045,061
                                                    -----------

See Notes to Schedules of Investments
And Notes to Financial Statements      8                          Memorial Funds

-----------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-----------------------------------------------------------------
   FACE
  AMOUNT/                SECURITY
  SHARES                DESCRIPTION                    VALUE
-----------------------------------------------------------------

MOTION PICTURES - 0.9%
      9,400 Walt Disney Co.                           $ 272,013
                                                    -----------

OIL & GAS EXTRACTION - 5.4%
      6,400 Apache Corp.                                448,400
      7,100 BJ Services Co. +                           489,013
      8,200 Enron Corp. #                               681,625
                                                    -----------
                                                      1,619,038
                                                    -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.6%
      8,800 Exxon Mobil Corp.                           765,050
                                                    -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.5%
      9,400 Viacom, Inc. - Class B +  #                 439,450
                                                    -----------

TRANSPORTATION BY AIR - 1.2%
     10,400 Southwest Airlines Co.                      348,712
                                                    -----------

WHOLESALE TRADE-DURABLE GOODS  - 2.7%
      7,600 Johnson & Johnson                           798,475
                                                    -----------

WHOLESALE TRADE-NONDURABLE GOODS - 2.5%
      7,400 Cardinal Health, Inc. #                     737,225
                                                    -----------

Total Common Stock (cost $27,141,446)                27,805,642
                                                    -----------

SHORT-TERM HOLDINGS - 6.7%

  1,000,000 FHLB, 5.85%, 1/5/01                         999,521
  1,006,792 Merrimac U.S. Government Money Market
            Fund, 5.96%                               1,006,792
                                                    -----------

Total Short-Term Holdings (cost $2,006,313)           2,006,313
                                                    -----------

Total Investments - 99.7% (cost $29,147,759)        $29,811,955
                                                    -----------

Other Assets and liabilities, Net - 0.3%                 76,650
                                                    -----------

NET ASSETS - 100.0%                                 $29,888,605
                                                    ===========

See Notes to Schedules of Investments
And Notes to Financial Statements      9                          Memorial Funds

-----------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-----------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                    VALUE
-----------------------------------------------------------------

COMMON STOCK - 100.4%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS - 3.7%
      6,300 Liz Claiborne, Inc.                     $   262,238
     10,800 V.F. Corp.                                  391,392
                                                    -----------
                                                        653,630
                                                    -----------
BUSINESS SERVICES - 4.0%
     19,300 Computer Associates International, Inc.     376,350
     52,600 Compuware Corp. +                           328,750
                                                    -----------
                                                        705,100
                                                    -----------
CHEMICALS & ALLIED PRODUCTS - 4.0%
      7,600 PPG Industries, Inc.                        351,975
     10,000 Rohm & Haas Co.                             363,125
                                                    -----------
                                                        715,100
                                                    -----------
COMMUNICATIONS - 9.7%
      6,600 BellSouth Corp.                             270,188
     10,000 CenturyTel, Inc.                            357,500
      8,300 SBC Communications, Inc.                    396,325
     13,900 Sprint Corp. (FON Group)                    282,344
      7,900 Verizon Communications                      395,987
                                                    -----------
                                                      1,702,344
                                                    -----------
DOMESTIC DEPOSITORY INSTITUTIONS - 13.7%
      8,200 Bank of America Corp.                       376,175
     12,700 Charter One Financial, Inc.                 366,712
      6,800 Chase Manhattan Corp. +                     308,975
     12,400 KeyCorp                                     347,200
      8,700 SouthTrust Corp.                            353,981
     36,800 Sovereign Bancorp, Inc.                     299,000
      6,900 Washington Mutual, Inc.                     366,131
                                                    -----------
                                                      2,418,174
                                                    -----------
ELECTRIC, GAS & SANITARY SERVICES - 4.0%
     11,100 FirstEnergy Corp.                           350,344
      9,500 GPU, Inc.                                   349,719
                                                    -----------
                                                        700,063
                                                    -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.0%
     10,800 Maytag Corp.                                348,975
                                                    -----------


-----------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                    VALUE
-----------------------------------------------------------------

FABRICATED METAL PRODUCTS - 5.6%
      8,100 Cooper Industries, Inc.                     372,094
     12,500 Fortune Brands, Inc. #                      375,000
      7,100 Lockheed Martin Corp.                       241,045
                                                    -----------
                                                        988,139
                                                    -----------
GENERAL MERCHANDISE STORES - 6.6%
     12,800 Federated Department Stores, Inc. +         448,000
     75,500 KMart Corp. +                               401,093
      8,900 Sears, Roebuck and Co.                      309,275
                                                    -----------
                                                      1,158,368
                                                    -----------
HEALTH SERVICES - 1.5%
      6,100 HCA - The Healthcare Co.                    268,461
                                                    -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
  EQUIPMENT - 3.3%
      7,800 Parker-Hannifin Corp.                       344,175
      3,000 United Technologies Corp.                   235,875
                                                    -----------
                                                        580,050
                                                    -----------
INSURANCE CARRIERS - 7.7%
      7,100 Aetna Inc. +                                291,543
      7,000 American Financial Group, Inc.              185,938
      4,400 American General Corp.                      358,600
      2,000 CIGNA Corp.                                 264,600
      3,700 Hartford Financial Services Group           261,313
                                                    -----------
                                                      1,361,994
                                                    -----------
METAL MINING - 1.9%
      6,100 Phelps Dodge Corp.                          340,456
                                                    -----------

PAPER & ALLIED PRODUCTS - 2.7%
      9,600 Mead Corp.                                  301,200
     13,900 Pactiv Corp. +                              172,013
                                                    -----------
                                                        473,213
                                                    -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 7.7%
      9,100 Ashland, Inc. #                             326,599
      4,300 Chevron Corp.                               363,081
     14,500 Occidental Petroleum Corp.                  351,625
      5,700 Phillips Petroleum Co.                      324,188
                                                    -----------
                                                      1,365,493
                                                    -----------

PRIMARY METAL INDUSTRIES - 2.0%
      9,000 Nucor Corp.                                 357,188
                                                    -----------

See Notes to Schedules of Investments
And Notes to Financial Statements      10                         Memorial Funds

-----------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
-----------------------------------------------------------------

                         SECURITY
  SHARES                DESCRIPTION                    VALUE
-----------------------------------------------------------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.8%
      5,000 Gannett Co., Inc.                       $   315,313
                                                    -----------

RAILROAD TRANSPORTATION - 3.8%
     11,100 Burlington Northern Santa Fe Corp.          314,268
     13,400 CSX Corp.                                   347,563
                                                    -----------
                                                        661,831
                                                    -----------
SECURITY & COMMODITY BROKERS, DEALERS,
  EXCHANGES & SERVICES - 1.5%
      6,800 Franklin Resources, Inc.                    259,080
                                                    -----------

TOBACCO PRODUCTS - 2.4%
      9,500 Philip Morris Cos., Inc.                    418,000
                                                    -----------

TRANSPORTATION EQUIPMENT - 10.8%
     17,800 Brunswick Corp.                             292,588
     30,700 Delphi Automotive Systems Corp.             345,375
     15,098 Ford Motor Co.                              353,859
      5,200 General Motors Corp.                        264,875
      7,100 ITT Industries, Inc.                        275,125
      9,600 TRW, Inc.                                   372,000
                                                    -----------
                                                      1,903,822
                                                    -----------

Total Common Stock (cost $16,065,914)                17,694,794
                                                    -----------

Total Investments - 100.4% (cost $16,065,914)       $17,694,794
                                                    -----------

Other Assets and Liabilities, Net - (0.4%)            $ (77,469)
                                                    -----------

NET ASSETS - 100.0%                                 $17,617,325
                                                    ===========

See Notes to Schedules of Investments
And Notes to Financial Statements      11                         Memorial Funds

--------------------------------------------------------------------------------


NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

(+)  Non-income producing securities.

(*) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. The Board of Trustees has deemed these securities to be liquid at December 31, 2000.

(#) Part or all of this investment is on loan. See Note 7 of Notes to Financial Statements


     Definition of certain terms:

              ACA   American Capital Access Corp.

              COP   Certificates of Participation

              FHLB  Federal Home Loan Bank

              FHLMC Federal Home Loan Mortgage Corp.

              FNMA  Federal National Mortgage Assoc.

              GNMA  Government National Mortgage Assoc.

              IDA   Industrial Development Authority

              MFHR  Multi Family Housing Revenue

              RV    Revenue Bonds

              VR Variable Rate - these securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on December 31, 2000.

See Notes to Schedules of Investments
And Notes to Financial Statements      12                         Memorial Funds

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                             GOVERNMENT        CORPORATE        GROWTH            VALUE
                                                              BOND FUND        BOND FUND      EQUITY FUND      EQUITY FUND

                                                            --------------   --------------  --------------   --------------
ASSETS
  Total investments at value                                 $ 40,105,595     $ 60,517,758    $ 29,811,955     $ 17,694,794
    (Cost $39,293,698, $60,595,956, $29,147,759 and
    $16,065,914) (Note 2)
  Collateral for securities loaned (Note 7)                     8,288,000        3,466,700       4,214,000          681,600
  Receivable for Fund shares sold                                       -           31,350          84,224                -
  Interest, dividends and other receivables                       616,407        1,126,041          18,558           35,814
  Receivable for investments sold                                       -          667,137               -          155,374
  Organization costs, net of amortization (Note 2)                 13,468           13,403          13,468           13,468
  Receivable from shareholder servicing agent (Note 3)              4,219                -          12,288            7,536
                                                            --------------   --------------  --------------   --------------

Total Assets                                                   49,027,689       65,822,389      34,154,493       18,588,586
                                                            --------------   --------------  --------------   --------------

LIABILITIES
  Distributions payable                                           176,628          407,847               -          110,166
  Collateral for securities loaned (Note 7)                     8,288,000        3,466,700       4,214,000          681,600
  Payable to custodian due to cash overdraft                            -                -               -          104,155
  Payable for Fund shares redeemed                                      -          148,200               -           35,872
  Payable for investments purchased                                     -        1,238,070               -                -
  Payable to investment adviser (Note 3)                            1,000            1,699           1,212              822
  Payable to investment sub-adviser (Note 3)                       20,824           41,238           7,272            4,933
  Payable to administrator (Note 3)                                 5,000            8,494           3,636            2,466
  Payable to shareholder servicing agent (Note 3)                       -            7,447               -                -
  Accrued fees, other liabilities and other expenses               35,517           48,660          39,768           31,247
                                                            --------------   --------------  --------------   --------------

Total Liabilities                                               8,526,969        5,368,355       4,265,888          971,261
                                                            --------------   --------------  --------------   --------------

NET ASSETS                                                   $ 40,500,720     $ 60,454,034    $ 29,888,605     $ 17,617,325
                                                            ==============   ==============  ==============   ==============

COMPONENTS OF NET ASSETS
  Paid in capital                                            $ 41,718,160     $ 68,158,336    $ 30,108,380     $ 21,033,728
  Undistributed net investment income                               1,545           66,491               -                -
  Net unrealized appreciation (depreciation) of investments       811,897          (78,198)        664,196        1,628,880
  Accumulated net realized gain (loss) from investments        (2,030,882)      (7,692,595)       (883,971)      (5,045,283)
                                                            --------------   --------------  --------------   --------------
NET ASSETS                                                   $ 40,500,720     $ 60,454,034    $ 29,888,605     $ 17,617,325
                                                            ==============   ==============  ==============   ==============

SHARES OF BENEFICIAL INTEREST                                   4,012,857        6,283,657       3,226,892        1,930,672

NET ASSET VALUE (OFFERING AND REDEMPTION                           $10.09            $9.62           $9.26            $9.12
PRICE) PER SHARE

See Notes to Financial Statements      13                         Memorial Funds

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                            GOVERNMENT        CORPORATE        GROWTH            VALUE
                                                             BOND FUND        BOND FUND      EQUITY FUND      EQUITY FUND

INVESTMENT INCOME
  Dividend income                                                  $ -        $ 200,200       $ 215,335        $ 705,584
  Interest income                                            3,416,734        9,036,768          94,522           50,728
  Securities lending income (see note 2 and 7)                   6,157            8,725           4,351              427
                                                         --------------   --------------  --------------   --------------
Total Investment Income                                      3,422,891        9,245,693         314,208          756,739
                                                         --------------   --------------  --------------   --------------

EXPENSES

  Investment advisory (Note 3)                                  16,399           37,402          17,603           14,634
  Sub-advisory (Note 3)                                        109,325          249,345         105,617           87,804
  Shareholder servicing (Note 3)                               136,657          311,682          87,857           73,101
  Administration (Note 3)                                       81,994          186,425          52,808           43,902
  Transfer agent (Note 3)                                       24,827           25,789          27,079           25,788
  Accounting (Note 3)                                           39,000           49,000          41,037           40,787
  Distribution - Trust Shares (Note 3)                               -                -             157               70
  Legal                                                         16,418           37,097          10,085            8,511
  Audit                                                         14,500           14,500          14,500           14,500
  Custody (Note 3)                                               7,389           21,544          13,041           15,268
  Trustees (Note 3)                                              4,205            7,718           2,768            2,044
  Compliance                                                     5,191            6,925          23,715            4,489
  Amortization of organization costs (Note 2)                    6,000            6,000           6,000            6,000
  Miscellaneous                                                 13,942           31,456          10,794            8,188
                                                         --------------   --------------  --------------   --------------
Total Expenses                                                 475,847          984,883         413,061          345,086
                                                         --------------   --------------  --------------   --------------

    Fees waived (Note 4)                                       (65,873)         (49,834)        (61,398)         (52,609)
                                                         --------------   --------------  --------------   --------------

Net Expenses                                                   409,974          935,049         351,663          292,477
                                                         --------------   --------------  --------------   --------------

NET INVESTMENT INCOME (LOSS)                                 3,012,917        8,310,644         (37,455)         464,262
                                                         --------------   --------------  --------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Net realized gain (loss) on investments                 (1,378,178)      (2,851,346)      5,554,088       (1,588,846)
    Net change in unrealized appreciation (depreciation)     4,158,245        5,056,981      (7,058,255)       1,701,591
    on investments
                                                         --------------   --------------  --------------   --------------

Net Realized and Unrealized Gain (Loss) on Investments       2,780,067        2,205,635      (1,504,167)         112,745
                                                         --------------   --------------  --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                          $ 5,792,984     $ 10,516,279    $ (1,541,622)       $ 577,007
                                                         ==============   ==============  ==============   ==============

See Notes to Financial Statements      14                         Memorial Funds

--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Government Bond Fund                Corporate Bond Fund
                                                         ---------------------------------   ---------------------------------
                                                              YEAR              YEAR              YEAR             YEAR
                                                              ENDED            ENDED             ENDED             ENDED
                                                          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                              2000              1999              2000             1999
                                                         ---------------------------------   ---------------------------------

OPERATIONS

  Net investment income                                    $ 3,012,917      $ 3,472,501       $ 8,310,644       $ 8,590,349
  Net realized (loss) on investments                        (1,378,178)        (652,093)       (2,851,346)       (4,742,972)
  Net change in unrealized appreciation (depreciation)
  of investments                                             4,158,245       (4,425,792)        5,056,981        (6,321,805)
                                                       ----------------  ---------------   ---------------  ----------------
    Net increase (decrease) in net assets resulting
    from operations                                          5,792,984       (1,605,384)       10,516,279        (2,474,428)
                                                       ----------------  ---------------   ---------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income - Institutional Shares              (3,012,917)      (3,472,501)       (8,310,644)       (8,525,409)
  Net realized capital gain from investments -
  Institutional Shares                                               -                -                 -           (64,940)
                                                       ----------------  ---------------   ---------------  ----------------
    Total distributions to shareholders                     (3,012,917)      (3,472,501)       (8,310,644)       (8,590,349)
                                                       ----------------  ---------------   ---------------  ----------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares - Institutional Shares                     33,599,859       23,623,194        22,375,536        46,850,315
  Reinvestment of distributions - Institutional Shares         141,691          800,527           499,418           297,903
  Redemption of shares - Institutional Shares              (65,102,884)     (15,939,414)     (117,017,184)      (21,030,802)
                                                       ----------------  ---------------   ---------------  ----------------
    Net increase (decrease) from capital transactions      (31,361,334)       8,484,307       (94,142,230)       26,117,416
                                                       ----------------  ---------------   ---------------  ----------------

    Net increase (decrease) in net assets                  (28,581,267)       3,406,422       (91,936,595)       15,052,639
                                                       ----------------  ---------------   ---------------  ----------------

NET ASSETS

 Beginning of Period                                       69,081,987       65,675,565       152,390,629       137,337,990
 End of Period (A)                                       $ 40,500,720     $ 69,081,987      $ 60,454,034     $ 152,390,629
                                                      ================  ===============   ===============  ================

 (A) Including accumulated undistributed net
 investment income                                            $ 1,545            $ 981          $ 66,491          $ 65,927
                                                      ================  ===============   ===============  ================

                                                          Shares            Shares            Shares           Shares
                                                      ----------------  ---------------   ---------------  ----------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares - Institutional Shares                     3,467,948        2,428,982         2,399,318         4,910,769
  Reinvestment of distributions - Institutional Shares         14,770           81,464            53,969            30,819
  Redemption of shares - Institutional Shares              (6,739,431)      (1,646,393)      (12,479,042)       (2,247,532)
                                                      ----------------  ---------------   ---------------  ----------------
  Net increase (decrease) in shares                        (3,256,713)         864,053       (10,025,755)        2,694,056
                                                      ----------------  ---------------   ---------------  ----------------

See Notes to Financial Statements      15                         Memorial Funds

--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  Growth Equity Fund               Value Equity Fund
                                                         ---------------------------------   ---------------------------------
                                                                YEAR             YEAR            YEAR             YEAR
                                                                ENDED            ENDED           ENDED            ENDED
                                                            DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                2000             1999            2000             1999

OPERATIONS
  Net investment income (loss)                                $ (37,455)       $ (40,947)      $ 464,262        $ 339,693
  Net realized gain (loss) from investments                   5,554,088        3,509,663      (1,588,846)      (1,526,723)
  Net change in unrealized appreciation (depreciation)
  of investments                                             (7,058,255)       4,718,673       1,701,591         (568,697)
                                                        ----------------  ---------------  --------------  ---------------
                                                             (1,541,622)       8,187,389         577,007       (1,755,727)
                                                        ----------------  ---------------  --------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income - Trust Shares                                -              (21)              -           (3,042)
  Net investment income - Institutional Shares                        -           (1,694)       (466,188)        (338,111)
  Net realized capital gain from investments - Trust Shares           -          (66,157)              -                -
  Net realized capital gain from investments -
  Institutional Shares                                       (6,256,294)      (5,153,827)              -                -
  Return of capital - Trust Shares                                    -           (3,996)              -                -
  Return of capital - Institutional Shares                            -         (311,013)              -                -
                                                        ----------------  ---------------  --------------  ---------------
    Total distributions to shareholders                      (6,256,294)      (5,536,708)       (466,188)        (341,153)
                                                        ----------------  ---------------  --------------  ---------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares - Trust Shares                                  18,500          258,856               -          152,500
  Sale of shares - Institutional Shares                      19,208,656       66,333,303       9,332,674       28,294,889
  Reinvestment of distributions - Trust Shares                        -           70,174             323            2,720
  Reinvestment of distributions - Institutional Shares        3,782,477        2,652,027          17,530           89,810
  Redemption of shares - Trust Shares                          (576,722)        (169,280)       (218,812)        (186,539)
  Redemption of shares - Institutional Shares               (27,144,585)     (56,196,785)    (28,934,844)     (19,921,362)
                                                        ----------------  ---------------  --------------  ---------------
    Net increase (decrease) from capital transactions        (4,711,674)      12,948,295     (19,803,129)       8,432,018
                                                        ----------------  ---------------  --------------  ---------------
    Net increase (decrease) in net assets                   (12,509,590)      15,598,976     (19,692,310)       6,335,138
                                                        ----------------  ---------------  --------------  ---------------

NET ASSETS

  Beginning of Period                                        42,398,195       26,799,219      37,309,635       30,974,497
  End of Period (A)                                        $ 29,888,605     $ 42,398,195    $ 17,617,325     $ 37,309,635
                                                        ================  ===============  ==============  ===============
  (A) Including accumulated undistributed net
  investment income                                                 $ -              $ -             $ -              $ -
                                                        ================  ===============  ==============  ===============

                                                             Shares           Shares          Shares           Shares
                                                        ----------------  ---------------  --------------  ---------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares - Trust Shares                                   1,498           21,397               -           16,602
  Sale of shares - Institutional Shares                       1,575,325        5,356,774       1,158,459        3,060,722
  Reinvestment of distributions - Trust Shares                        -            5,968              38              302
  Reinvestment of distributions - Institutional Shares          408,034          224,237           2,100           10,032
  Redemption of shares - Trust Shares                           (46,846)         (14,620)        (27,719)         (22,427)
  Redemption of shares - Institutional Shares                (2,102,084)      (4,535,771)     (3,464,358)      (2,174,325)
                                                        ----------------  ---------------  --------------  ---------------
  Net increase (decrease) in shares                            (164,073)       1,057,985      (2,331,480)         890,906
                                                        ================  ===============  ==============  ===============

See Notes to Financial Statements      16                         Memorial Funds

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED  PER SHARE  DATA FOR A SHARE OF THE FUND  OUTSTANDING  THROUGHOUT  EACH
PERIOD:

                                                      GOVERNMENT BOND FUND                          CORPORATE BOND FUND
                                           ------------------------------------------   ------------------------------------------
                                                      INSTITUTIONAL SHARES                         INSTITUTIONAL SHARES

                                            YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                               2000           1999         1998 (C)         2000           1999         1998 (C)
                                           ------------   ------------   ------------   ------------   ------------   ------------

Net asset value, beginning of period             $9.50         $10.25        $10.00          $9.34          $10.09         $10.00
Investment Operations:
  Net investment income                           0.53           0.51          0.39           0.63            0.57           0.43
  Net realized and unrealized gain
  (loss) on investments                           0.59          (0.75)         0.39           0.27           (0.75)          0.30
                                           ------------   ------------   ------------   ------------   ------------   ------------
Total from Investment Operations                  1.12          (0.24)         0.78           0.90           (0.18)          0.73
                                           ------------   ------------   ------------   ------------   ------------   ------------
Distributions from:
  Net investment income                          (0.53)         (0.51)        (0.39)         (0.62)          (0.57)         (0.43)
  Net realized gain on investments                   -              -         (0.14)             -               -          (0.21)
                                           ------------   ------------   ------------   ------------   ------------   ------------
Total Distributions                              (0.53)         (0.51)        (0.53)         (0.62)          (0.57)         (0.64)
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                  $10.09          $9.50        $10.25          $9.62           $9.34         $10.09
                                           ============   ============   ============   ============   ============   ============

Total Return (a)                                 12.12%         (2.39)%        7.96%         10.02%          (1.77)%         7.50%

Ratio/Supplementary Data:
Ratios to average net assets:
  Expenses, including reimbursement/              0.75%          0.73%        0.73%(b)        0.75%           0.68%         0.63%(b)
  waiver of fees
  Expenses, excluding reimbursement/              0.87%          0.79%        0.85%(b)        0.79%           0.74%         0.76%(b)
  waiver of fees
  Net investment income (loss), including         5.51%          5.17%        5.05%(b)        6.67%           5.94%         5.60%(b)
  reimbursement/waiver of fees
Portfolio turnover rate                             50%            25%          114%           227%            291%           377%
Net assets at end of period (000's omitted)    $40,501        $69,082       $65,676        $60,454        $152,391       $137,338

------------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced during the period shown (Note 4).
(b)  Annualized.
(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.

See Notes to Financial Statements      17                         Memorial Funds

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELECTED  PER SHARE  DATA FOR A SHARE OF THE FUND  OUTSTANDING  THROUGHOUT  EACH
PERIOD:

                                                                                GROWTH EQUITY FUND
                                           -----------------------------------------------------------------------------------------
                                                          TRUST SHARES                              INSTITUTIONAL SHARES
                                           -------------------------------------------  --------------------------------------------

                                           PERIOD ENDED     YEAR ENDED    PERIOD ENDED   YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                           DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                             2000 (D)          1999         1998 (C)         2000            1999         1998 (C)
                                           ------------    ------------   ------------  ------------    ------------    ------------

Net asset value, beginning of period           $12.46          $11.45         $10.00        $12.50          $11.49          $10.00
Investment Operations:
  Net investment income (loss)                      -           (0.01)          0.01         (0.01)          (0.01)           0.01
  Net realized and unrealized
  gain on investments                            0.16            2.67           2.05         (0.69)           2.67            2.09
                                           ------------    ------------   ------------  ------------    ------------    ------------
Total from Investment Operations                 0.16            2.66           2.06         (0.70)           2.66            2.10
                                           ------------    ------------   ------------  ------------    ------------    ------------
Distributions from:
  Net investment income                             -           (0.00)(f)      (0.01)            -           (0.00)(f)       (0.01)
  Net realized gain on investments                  -           (1.55)         (0.60)        (2.54)          (1.56)          (0.60)
  Return of capital                                 -           (0.10)             -             -           (0.09)              -
                                           ------------    ------------   ------------  ------------    ------------    ------------
Total Distributions                                 -           (1.65)         (0.61)        (2.54)          (1.65)          (0.61)
                                           ------------    ------------   ------------  ------------    ------------    ------------
Net asset value, end of period                 $12.62          $12.46         $11.45         $9.26          $12.50          $11.49
                                           ============    ============   ============  ============    ============    ============

Total Return (a)                                 1.28%          24.56%         20.57%        (5.66)%         24.44%          20.97%

Ratio/Supplementary Data:
Ratios to average net assets:
  Expenses, including reimbursement/             0.95% (b)       1.01%         1.25%(b)      1.00%           1.00%          1.00%(b)
  waiver of fees
  Expenses, excluding reimbursement/             1.12% (b)       1.32%         2.29%(b)      1.18%           1.09%          1.19%(b)
  waiver of fees
Net investment income (loss),                    0.20% (b)      (0.11)%        0.14%(b)     (0.11)%         (0.10)%         0.16%(b)
including reimbursement/waiver of fees
Portfolio turnover rate                            78% (e)        108%           135%           78%            108%            135%
Net assets at end of period (000's omitted)        $0            $565           $373       $29,889         $41,833         $26,426

-----------------------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced during the period shown (Note 4).
(b)  Annualized.
(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(d) Trust shares were completely converted to Institutional Shares as of February 29, 2000. The net asset value of $12.62 represents the stated net asset value at which shares were converted on that date.
(e) Represents the portfolio turnover rate for the year ended December 31, 2000.
(f)  Distributions per share were $0.00055.

See Notes to Financial Statements      18                         Memorial Funds

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELECTED  PER SHARE  DATA FOR A SHARE OF THE FUND  OUTSTANDING  THROUGHOUT  EACH
PERIOD:

                                                                                VALUE EQUITY FUND
                                           -----------------------------------------------------------------------------------------
                                                            TRUST SHARES                             INSTITUTIONAL SHARES
                                           -------------------------------------------   -------------------------------------------

                                            PERIOD ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                           DECEMBER   31,   DECEMBER  31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000 (D)          1999         1998 (C)         2000           1999         1998 (C)
                                           -------------    -------------  ------------   ------------   ------------   ------------


Net asset value, beginning of period              $8.73           $9.16        $10.00          $8.75          $9.19         $10.00
Investment Operations:
  Net investment income (loss)                        -            0.08          0.02           0.16           0.08           0.03
  Net realized and unrealized
  gain on investments                             (1.09)          (0.43)        (0.83)          0.37          (0.44)         (0.81)
                                           -------------    ------------   ------------   ------------   ------------   ------------
Total from Investment Operations                  (1.09)          (0.35)        (0.81)          0.53          (0.36)         (0.78)
                                           -------------    ------------   ------------   ------------   ------------   ------------
Distributions from:
  Net investment income                               -           (0.08)        (0.03)         (0.16)         (0.08)         (0.03)
  Net realized gain on investments                    -               -             -              -              -              -
                                           -------------    ------------   ------------   ------------   ------------   ------------
Total Distributions                                   -           (0.08)        (0.03)         (0.16)         (0.08)         (0.03)
                                           -------------    ------------   ------------   ------------   ------------   ------------
Net asset value, end of period                    $7.64           $8.73         $9.16          $9.12          $8.75          $9.19
                                           =============    ============   ============   ============   ============   ============

Total Return (a)                                 (12.49)%         (3.88)%       (8.06)%        (6.20)%        (3.96)%        (7.76)%

Ratio/Supplementary Data:
Ratios to average net assets:
  Expenses, including reimbursement/               1.29% (b)       1.07%        1.25%(b)       1.00%          1.00%         1.00%(b)
  waiver of fees
  Expenses, excluding reimbursement/               1.47% (b)       1.38%        2.40%(b)       1.18%          1.09%         1.25%(b)
  waiver of fees
Net investment income (loss),                      1.25% (b)       0.86%        0.34%(b)       1.59%          0.90%         0.59%(b)
including reimbursement/waiver of fees
Portfolio turnover rate                             168% (e)         60%           37%           168%            60%            37%
Net assets at end of period (000's omitted)          $0            $242          $304        $17,617        $37,068        $30,670

-------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced during the period shown (Note 4).
(b)  Annualized
(c) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(d) Trust shares were completely converted to Institutional Shares as of February 22, 2000. The net asset value of $7.64 represents the stated net asset value at which shares were converted on that date.
(e) Represents the portfolio turnover rate for the year ended December 31, 2000.

See Notes to Financial Statements      19                         Memorial Funds

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Memorial Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has four active diversified investment portfolios (each a "Fund" and, collectively, the "Funds"). The Trust Instrument authorizes each Fund to issue an unlimited number of shares of beneficial interest. The classes of each Fund and their dates of commencement of operations are as follows:

   Government Bond Fund (Institutional Shares)                 March 30, 1998
   Corporate Bond Fund (Institutional Shares)                  March 25, 1998
   Growth Equity Fund (Trust and Institutional Shares)         March 30, 1998
   Value Equity Fund (Trust and Institutional Shares)          March 30, 1998

Existing Trust Shares of Value Equity Fund and Growth Equity Fund were reclassified as Institutional Shares of beneficial interest on February 22, 2000 and February 29, 2000, respectively. The Board decided to reclassify net assets of $294,226 and 23,312 shares of the Growth Equity Fund and net assets of $120,433 and 15,761 shares of Value Equity because of efficiencies and economies associated with such a combination.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION - Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund's business day. If no sales are reported, the mean of the last bid and asked price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. At December 31, 2000, no securities were valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

REALIZED GAIN AND LOSS - Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold is determined on the basis of identified cost.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income to shareholders are declared daily and paid monthly by Government Bond Fund and Corporate Bond Fund. Net investment income distributions, if any, for Growth Equity Fund and Value Equity Fund are declared and paid quarterly. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

ORGANIZATION COSTS - Costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning with the commencement of the Funds' operations.

                                       20                         Memorial Funds

--------------------------------------------------------------------------------

DECEMBER 31, 2000
--------------------------------------------------------------------------------

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. As the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

As of December 31, 2000, Government Bond Fund, Corporate Bond Fund and Value Equity Fund have capital loss carryovers in the following amounts:

                                AMOUNT             EXPIRING DATE
                              ---------            -------------
Government Bond Fund          $ 630,263            December 2007
                              1,175,479            December 2008
Corporate Bond Fund           4,648,921            December 2007
                              2,588,507            December 2008
Value Equity Fund             1,035,112            December 2006
                              1,497,610            December 2007
                              1,688,376            December 2008

SECURITY LOANS - The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser of each Fund is Memorial Investment Advisors, Inc. (the "Adviser"). The Adviser replaced Forum Investment Advisers, LLC on January 1, 2001 (See Note 8). The Adviser receives monthly, from each Fund, an advisory fee at an annual rate of 0.23% of the average daily net assets of Government Bond Fund and Corporate Bond Fund, and 0.35% of the average daily net assets of Growth Equity Fund and Value Equity Fund. In addition, the Adviser has retained the following investment sub-advisers (each a "Sub-adviser") for each Fund pursuant to an investment sub-advisory agreement with the Adviser:

   Government Bond Fund             Northern Trust Investments, Inc.
   Corporate Bond Fund              American General Investment Management, L.P.
   Growth Equity Fund               Davis Hamilton Jackson & Associates, L.P.
   Value Equity Fund                PPM America, Inc.

Currently, the Adviser pays the Sub-advisers of the Government Bond Fund and the Corporate Bond Fund an annual fee of 0.20% of the average daily net assets of each Fund. The Sub-advisers for Growth Equity Fund and Value Equity Fund are currently paid an annual fee of 0.30% of the average daily net assets of each Fund. PPM America, Inc. replaced Beutel, Goodman Capital Management as Sub-adviser to Value Equity Fund on April 1, 2000. American General Investment Management, L.P. replaced Conseco Capital Management, Inc. as Sub-adviser to corporate Bond Fund on January 1, 2001 (See Note 8). The amount of the fees paid by the Adviser to each Sub-adviser may vary from time to time as a result of periodic negotiations with each Sub-adviser regarding such matters as the nature and extent of the services provided (other than investment selection and order placement activities). To assist in carrying out its responsibilities, the Adviser has retained Capital Resource Advisors, (formerly known as Wellesley Group, Inc. ("CRA")). CRA provides data with which the Adviser and the Board of Trustees of the Trust can monitor and evaluate the performance of the Funds and Sub-advisers. CRA receives a fee from the Adviser of 0.02% of the average annual net assets of the Funds (decreasing to 0.015% at average annual net assets levels of $250 million but less than $500 million, and 0.01% at average annual net asset levels exceeding $500 million). As a minimum, CRA shall receive an aggregate annual fee of $30,000.

                                       21                         Memorial Funds

--------------------------------------------------------------------------------

DECEMBER 31, 2000
--------------------------------------------------------------------------------

On behalf of each Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.15% of the average daily net assets of each Fund for the first $150 million in assets, and 0.10% of the average daily net assets of each Fund over $150 million, subject to an annual minimum of $30,000.

Investors Bank & Trust Company, serves as the custodian, for which it receives a fee from each Fund at an annual rate as follows: 0.01% of the average daily net assets of the Fund for the first $100 million in Fund assets; and 0.005% of the average daily net assets of the Fund for the remaining Fund assets. The custodian is also paid certain transaction fees. These fees are accrued daily by Funds and are paid monthly based on average net assets and transactions for the previous month.

Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $24,000 per year, plus certain account and additional class charges.

Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor pursuant to a separate distribution agreement with the Trust. The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act"). Currently, no Rule 12b-1 are being charged, as all the remaining Trust shares, the only shares affected by the plan of distribution, were reclassified as Institutional shares on February 28, 2000.

Forum Accounting Services, LLC ("FAcS"), an affiliated Fads, serves as the fund accountant for each Fund, for which it receives a fee of $36,000 per year, per Fund, plus certain share class charges and certain amounts based upon asset levels and the number and types of portfolio transactions within each Fund.

The Trust has adopted a Shareholder Service Plan which allows it to obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust pays Memorial Group, Inc. a fee at an annual rate of 0.25% of the average daily net assets of the Institutional Shares of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund.

Each Trustee, who is not an "affiliated person" as defined in the Act, receives from the Fund an annual fee of $5,000, plus out of pocket expenses. In addition, each Trustee receives $500 per meeting attended.

NOTE 4.  WAIVER OF FEES

The Adviser, FSS, FFS and FAcS may voluntarily waive a portion of their fees. In addition, FAdS may, under certain circumstances, assume certain expenses of the Funds. For the year ended December 31, 2000, the Sub-advisers, Memorial Group, Inc. and FFS have voluntarily waived fees as follows:

                       INVESTMENT     MEMORIAL
                       SUB-ADVISER   GROUP, INC.    DISTRIBUTOR    TOTAL
                       -----------   -----------    -----------    -----
Government Bond Fund     $11,669      $54,204           $ -      $65,873
Corporate Bond Fund       25,562       24,272             -       49,834
Growth Equity Fund          -          61,241           157       61,398
Value Equity Fund           -          52,539            70       52,609

                                       22                         Memorial Funds

--------------------------------------------------------------------------------

DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 5.  SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended December 31, 2000, were as follows:

                                                                     COST OF
                                                                    GOVERNMENT      PROCEEDS FROM
                       COST OF PURCHASES   PROCEEDS FROM SALES       PURCHASES    GOVERNMENT SALES
                       -----------------   -------------------      ----------    ----------------
Government Bond Fund      $ 26,454,182        $ 56,506,664         $ 26,454,182      $ 51,508,764
Corporate Bond Fund        270,614,143         356,848,988          118,767,003       131,636,526
Growth Equity Fund          26,635,134          38,448,298               -                 -
Value Equity Fund           48,313,699          66,405,192               -                 -

For Federal income tax purposes, the tax cost basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation (depreciation) as of December 31, 2000, were as follows:

                                          GROSS          GROSS       NET UNREALIZED
                                        UNREALIZED     UNREALIZED     APPRECIATION
                          TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                          --------     ------------   ------------   --------------
Government Bond Fund    $39,490,567    $  795,271     $  (180,243)     $ 615,028
Corporate Bond Fund      60,597,971       773,806        (854,019)       (80,213)
Growth Equity Fund       29,240,174     3,770,098      (3,198,317)       571,781
Value Equity Fund        16,844,866     1,910,281      (1,060,353)       849,928

NOTE 6.   FEDERAL TAX STATUS

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of qualifying dividends eligible for the corporate dividends received is 100% for Value Equity Fund, 0% for Government Bond Fund, 0% for Corporate Bond Fund and 52% for Growth Equity Fund. Pursuant to Section 852 (b) (3) of the Internal Revenue Code, Growth Equity Fund designated $5,921,759 as capital gain dividends for the taxable year.

NOTE 7.   SECURITIES LENDING

As of December 31, 2000, certain Funds had loaned securities in return for securities and cash collateral, which was invested in various short-term, fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Portfolio. The value of the securities on loan and the value of the related collateral were as follows:

                       SECURITIES   COLLATERAL
                       ----------   ----------
Government Bond Fund   $8,082,245   $8,288,000
Corporate Bond Fund     3,385,811    3,466,700
Growth Equity Fund      4,109,575    4,214,000
Value Equity Fund         662,495      681,600

                                       23                         Memorial Funds

--------------------------------------------------------------------------------

DECEMBER 31, 2000
--------------------------------------------------------------------------------

NOTE 8.   MISCELLANEOUS (UNAUDITED)

On May 31, 2000, a special meeting of the shareholders of Value Equity Fund (the "Fund") was held to consider and act upon a proposal to approve a new investment sub-advisory agreement among the Memorial Funds, Forum Investment Advisors, LLC ("FIA") and PPM America, Inc. Only shareholders of record on April 28, 2000 (the "Record Date") were entitled to vote. Of the 3,775,070.004 shares of voting stock outstanding for the Fund on the Record Date, 2,446,959.068 (64.82%) shares of the Fund, constituting a quorum, were present by proxy or in person. The proposal was approved by 100% of the shareholders present at the meeting.

On November 6, 2000, the Board approved Memorial Investment Advisors, Inc. (the"Adviser") as the new investment adviser for the Funds. Effective January 1, 2001, the Adviser replaced FIA as the Funds' adviser. The Adviser will serve as interim investment adviser for the Funds under the same conditions and same annual advisory fee rate as the agreement with FIA. The Trust will seek shareholder approval of a new investment advisory agreement with the Adviser at a special shareholders' meeting that is planned for April 2001. If shareholders approve the agreement, the Adviser will serve as investment adviser for the Funds under the same terms and conditions and same annual advisory fee rate as the agreement with FIA.

On November 6, 2000, the Board also approved American General Investment Management, L.P ("American General") as the new investment sub-adviser for the Corporate Bond Fund (the "Fund"). Effective January 1, 2001, American General replaced Conseco Capital Management, Inc. ("Conseco") as the Fund's investment sub-adviser. American General will serve as interim investment sub-adviser for the Fund under the same conditions and same annual advisory fee rate as the agreement with Conseco. The Trust will seek shareholder approval of a new investment sub-advisory agreement with American General at a special shareholders' meeting that is planned for April 2001. If shareholders approve the agreement, American General will serve as investment sub-adviser for the Fund under the same terms and conditions and same annual advisory fee rate as the agreement with Conseco.

NOTE 9.   NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised guide will require various changes to financial statement disclosures. The guide will also require that a fund amortize premium and accrete discounts on all fixed-income securities and classify as interest income gains and losses on paydowns on mortgage-backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gains and losses. The impact of adopting this change is not anticipated to have a material impact on the fund's financial statements in 2001.

                                       24                         Memorial Funds

--------------------------------------------------------------------------------

INDEPENDENT AUDITOR'S REPORT

--------------------------------------------------------------------------------

The Board of Trustees and
Shareholders of the Memorial Funds:

We have audited the accompanying statements of assets and liabilities of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund, and Value Equity Fund, portfolios of the Memorial Funds, including the schedules of investments as of December 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two year period then ended and financial highlights for each of the years in the two year period then ended and for the period from March 30, 1998 (commencement of operations) (March 25, 1998 for the Corporate Bond Fund)) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund, and Value Equity Fund as of December 31, 2000, the results of their operations, changes in their net assets and financial highlights for the periods describe above in conformity with accounting principles generally accepted in the United States of America.




/s/ KPMG  LLP


Boston, Massachusetts
February 2, 2001

                                       25                         Memorial Funds

                               THE MEMORIAL FUNDS

INVESTMENT ADVISER                    SHAREHOLDER SERVICING AGENT
   Memorial Group, Inc.                     Memorial Group, Inc.
   5847 San Felipe                          5847 San Felipe
   Suite 875                                Suite 875
   Houston, Texas  77057                    Houston, Texas  77057

DISTRIBUTOR                           TRANSFER AGENT & DIVIDEND DISBURSING AGENT
   Forum Fund Services, LLC                 Forum Shareholder Services, LLC
   Two Portland Square                      Two Portland Square
   Portland, Maine 04101                    Portland, Maine  04101


This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.